Debt And Lines Of Credit (Narrative) (Details) (USD $)			1 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2011 4.75% Senior Unsecured Notes [Member]	Nov. 30, 2011 6% Senior Unsecured Notes [Member]	Feb. 29, 2012 1.38% Variable Rate Term Loan [Member]	Feb. 29, 2012 1.75% Variable Rate Term Loan [Member]	Dec. 31, 2011 Credit Facility Agreements [Member]	Dec. 31, 2011 Line Of Credit Expires August 2016 [Member]	Jan. 31, 2012 Receivables Securitization Program [Member]	Dec. 31, 2011 Receivables Securitization Program [Member]	Dec. 31, 2006 Variable Interest Entity, Not Primary Beneficiary [Member]
Debt Instrument [Line Items]
Long term debt			$ 900,000,000	$ 600,000,000	$ 1,200,000,000	$ 200,000,000
Interest rate			4.75%	6.00%
Basis points	0.25%				1.38%	1.75%
Maturity date			February 2022	November 2041		2017
Line of credit, maturity date								August 2016
Maturity date, range low									January 2012
Maturity date, range high									January 2013
Reclassification of current maturities of long-term debt as long-term debt		100,000,000
Debt and capital lease obligations											5,200,000,000
Debt obligations payable to non-consolidated variable interest entities	5,200,000,000
Principal payment of debt obligations to non-consolidated variable interest entities in 2016	5,200,000,000
Debt obligations offset against Class B interests	5,200,000,000
Maturities of long-term debt, 2012	719,000,000
Maturities of long-term debt, 2013	168,000,000
Maturities of long-term debt, 2014	571,000,000
Maturities of long-term debt, 2015	455,000,000
Maturities of long-term debt, 2016	452,000,000
Available commercial paper-based financings										919,000,000
Commercial paper-based financings agreement value							1,000,000,000
Contractually committed credit facilities							2,500,000,000
Credit agreement facility fee								0.175%		0.35%
Revolving credit facilities available								$ 1,500,000,000